Legal proceedings (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 798	$ 1,215
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	516	945
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	122	123
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	148	134
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	12	13
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 798	$ 1,215